Loans and Borrowings - Additional Information (Details)							1 Months Ended		12 Months Ended
	Aug. 02, 2024 EUR (€)	May 28, 2024 EUR (€)	Apr. 30, 2021 EUR (€) Extension	Apr. 29, 2021 EUR (€)	Apr. 28, 2021 EUR (€)	Apr. 28, 2021 USD ($)	Sep. 30, 2024 USD ($)	Oct. 31, 2023 EUR (€)	Sep. 30, 2024	May 28, 2024 USD ($)	Apr. 28, 2021 USD ($)
Original Term Loan | USD
Disclosure of detailed information about borrowings [line items]
Voluntary prepayment | $							$ 100,000,000
Senior Notes
Disclosure of detailed information about borrowings [line items]
Maturity date				April 30, 2029
Interest rate				5.25%
Debt offering				€ 430,000,000
Banking and issuance fees paid				€ 14,300,000
Percentage of equity interests							100.00%		100.00%
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Maturity date	February 28, 2029
Commitment fee percentage	0.50%
Revolving Credit Facility | Maximum
Disclosure of detailed information about borrowings [line items]
Loan capital	€ 225,000,000
Birkenstock Limited Partner | Original Term Loan
Disclosure of detailed information about borrowings [line items]
Banking and commitment fees paid					€ 2,800,000	$ 1,600,000
Birkenstock Limited Partner S A R L
Disclosure of detailed information about borrowings [line items]
Loan of credit facility		€ 375,000,000
Effective Date of Executing Agreement		Aug. 02, 2024
Birkenstock Limited Partner S A R L | Minimum | USD
Disclosure of detailed information about borrowings [line items]
Interest rate		1.90%								1.90%
Birkenstock Limited Partner S A R L | Minimum | Euro
Disclosure of detailed information about borrowings [line items]
Interest rate		1.60%								1.60%
Birkenstock Limited Partner S A R L | Maximum | USD
Disclosure of detailed information about borrowings [line items]
Interest rate		2.60%								2.60%
Birkenstock Limited Partner S A R L | Maximum | Euro
Disclosure of detailed information about borrowings [line items]
Interest rate		2.60%								2.60%
Birkenstock Limited Partner S A R L | New Term Loan
Disclosure of detailed information about borrowings [line items]
Maturity date		February 28, 2029
Birkenstock Limited Partner S A R L | Original Term Loan | USD
Disclosure of detailed information about borrowings [line items]
Loan of credit facility | $										$ 280,000,000
Senior Term Facilities Agreement | Birkenstock Limited Partner | Original Term Loan
Disclosure of detailed information about borrowings [line items]
Maturity date					April 30, 2028	April 30, 2028
Borrowings original currency									the Euro- and USD-denominated components
Senior Term Facilities Agreement | Birkenstock Limited Partner | Original Term Loan | USD
Disclosure of detailed information about borrowings [line items]
Banking and commitment fees paid					€ 22,700,000
Senior Term Facilities Agreement | Birkenstock Limited Partner | Original Term Loan | Euro
Disclosure of detailed information about borrowings [line items]
Banking and commitment fees paid					15,400,000
Senior Term Facilities Agreement | Birkenstock Limited Partner | Original Term Loan | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings					€ 375,000,000						$ 850,000,000
Asset-based Lending Facility
Disclosure of detailed information about borrowings [line items]
Agreement cancelled date	Aug. 02, 2024
Loan capital term period					5 years	5 years
Commitment fee percentage					0.375%	0.375%
Asset-based Lending Facility | Maximum
Disclosure of detailed information about borrowings [line items]
Loan capital					€ 200,000,000
Vendor Loan Agreement
Disclosure of detailed information about borrowings [line items]
Voluntary prepayment								€ 100,000,000
Vendor Loan Agreement | AB-Beteiligungs GmbH
Disclosure of detailed information about borrowings [line items]
Vendor loan			€ 275,000,000
Interest rate			4.37%
Vendor Loan Agreement | AB-Beteiligungs GmbH | Maximum
Disclosure of detailed information about borrowings [line items]
Number of times maturity date extended | Extension			3
Maturity extension term			6 months
Vendor Loan Agreement | AB-Beteiligungs GmbH | Vendor Loan
Disclosure of detailed information about borrowings [line items]
Maturity date			October 30, 2029
Term and Revolving Facilities Agreement | Maximum
Disclosure of detailed information about borrowings [line items]
Net leverage ratio	3.5
Term and Revolving Facilities Agreement | Birkenstock Limited Partner S A R L
Disclosure of detailed information about borrowings [line items]
Effective Date of Executing Agreement	Aug. 02, 2024